Annual Total Returns (Vanguard Emerging Markets Stock Index Fund - Institutional Shares Institutional) (Vanguard Emerging Markets Stock Index Fund, Vanguard Emerging Markets Stock Index Fund - Institutional Shares)
12 Months Ended
Oct. 31, 2014
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Annual Total Return
2014	0.67%
2013	(4.99%)
2012	18.91%
2011	(18.63%)
2010	19.06%
2009	76.35%
2008	(52.74%)
2007	39.15%
2006	29.57%
2005	32.35%